Shareholders' equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Shareholders' equity	Shareholders’ equity
Change in ownership
In December 2023, in connection with the Company’s TSX listing, the authorized share capital of the Company was amended in order to: (i) create a new class of non-voting and non-participating shares in the capital of the Company exchangeable at the holder's option into SVS (the “Exchangeable Shares”) and authorize the issuance of an unlimited number of Exchangeable Shares; and (ii) restate the rights of the SVS to provide for a conversion feature, whereby each SVS may, at any time and at the holder’s option, be converted into one (1) Exchangeable Share.
The Exchangeable Shares do not carry voting rights, rights to receive dividends or other rights upon dissolution of the Company and are considered “restricted securities,” within the meaning of such term under applicable Canadian securities laws. The amendments are intended to provide the Company’s shareholders with the option to convert their SVS into Exchangeable Shares, given the uncertainty and complexity related to cannabis regulations in the U.S.
Authorized
As of December 31, 2024, the authorized share capital consists of (i) an unlimited number of multiple voting shares (“MVS”) without par value, (ii) an unlimited number of SVS, without par value and (iii) an unlimited number of Exchangeable Shares, without par value.
Issued
As of December 31, 2024 and 2023, the Company had 93,970,705 MVS issued and outstanding that were held directly or indirectly by Boris Jordan, the Company's Chief Executive Officer and Chairman (“CEO and Chairman”).
Holders of the MVS are entitled to 15 votes per share and are entitled to notice of and to attend any meeting of the Company’s shareholders, except for shareholder meetings in which only holders of a particular class or series of shares will have the right to vote. As of December 31, 2024 and 2023, the MVS represent approximately 12.5% and 12.8%, respectively, of the total issued and outstanding shares and 68.2% and 68.8%, respectively, of the voting power attached to such outstanding shares. The MVS are convertible into SVS on a one-for-one basis at any time at the option of the holder or upon termination of the MVS structure. The MVS shall automatically convert into SVS upon the earlier to occur of: (i) the transfer or disposition of the MVS by the CEO and Chairman to one or more third parties who are not permitted holders; (ii) the CEO and Chairman or his permitted holders no longer beneficially owning, directly or indirectly and in the aggregate, at least 5% of the issued and outstanding SVS and MVS on a non-diluted basis; and (iii) the first business day following the first annual meeting of shareholders of the Company following the SVS being listed and posted for trading on a U.S. national securities exchange such as Nasdaq or the New York Stock Exchange.
As of December 31, 2024 and 2023, the Company had 656,088,216 and 639,757,098, respectively, of SVS issued and outstanding. Holders of the SVS are entitled to one vote per share.
As of December 31, 2024, no Exchangeable Shares have been issued.
The authorized and issued share capital of the Company is as follows:

	Note	SVS	MVS	Total
As of January 1, 2023		623,520,125	93,970,705	717,490,830
Issuance of shares in connection with acquisitions	4	12,329,002	—	12,329,002
Issuance of shares in connection with public offering	2	2,700,000	—	2,700,000
SVS contributed to Curaleaf, Inc. in connection with the Reorganization	2	(254,315)	—	(254,315)
Acquisition escrow shares returned and cancelled		(350,794)	—	(350,794)
Exercise of stock options	18	211,775	—	211,775
Issuance of SVS for settlement of RSUs	18	1,601,305	—	1,601,305
As of December 31, 2023		639,757,098	93,970,705	733,727,803
Issuance of SVS in connection with acquisitions	4	12,800,791	—	12,800,791
Acquisition shares returned and cancelled		(170,158)	—	(170,158)
Exercise of stock options	18	75,391	—	75,391
Issuance of SVS* for settlement of RSUs*	18	3,228,557	—	3,228,557
Issuance of SVS for settlement of PSUs	18	396,537	—	396,537
As of December 31, 2024		656,088,216	93,970,705	750,058,921
As of December 31, 2024 and December 31, 2023, the number of SVS available for issuance under the Company’s 2018 Long Term Incentive Plan (“LTIP”) was 75,005,892 and 73,372,780, respectively. See Note 18 — Share-based compensation for further detail.
Treasury shares
There were no SVS repurchased into treasury during the years ended December 31, 2024 and 2023. SVS previously repurchased into treasury were canceled during the year ended December 31, 2024.